KEMPER HORIZON FUNDS

                            SUPPLEMENT TO PROSPECTUS
                             DATED DECEMBER 1, 1999
                            ------------------------
                                 CLASS I SHARES
                            ------------------------
                          KEMPER HORIZON 20+ PORTFOLIO
                          KEMPER HORIZON 10+ PORTFOLIO
                           KEMPER HORIZON 5 PORTFOLIO
                            ------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

PERFORMANCE

The following table shows how the funds Class I Shares' returns over different periods average out. For context, the table has two broad-based market indices (which, unlike the fund, have no fees or expenses). All figures in this section assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Average Annual Total Returns -- Class I Shares (as of 12/31/1998)

                                 Since 12/31/97          Since April 8, 1996
                                     1 Year                 Life of Class
                                     ------                 -------------

Kemper Horizon 20+
Portfolio                            12.47%                    15.28%

Kemper Horizon 10+
Portfolio                             13.06                     14.12

Kemper Horizon 5 Portfolio            10.62                     11.03

Index 1                               28.58                    28.69*

Index 2                                9.47                     8.96*

*   Since 3/31/96

Index 1: Standard and Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Lehman  Brothers  Government/Corporate  Bond Index,  an unmanaged index
comprised  of  intermediate  and  long-term   government  and   investment-grade
corporate debt securities.

In the table total returns for 1996 would have been lower if operating expenses hadn't been reduced.

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees: Fees paid directly from your investment.

                  Maximum
                   Sales       Maximum
                   Charge      Deferred
                   (Load)       Sales        Maximum     Redemption
                 Imposed on     Charge    Sales Charge   Fee (as %
                 Purchases      (Load)         on        of amount
                  (as % of     (as % of    Reinvested    redeemed,
                 offering     redemption   Dividends/        if      Exchange
                   price)     proceeds)   Distributions applicable)     Fee
                   ------     ---------   ------------- -----------     ---
Kemper Horizon
20+ Portfolio       None         None         None          None        None

Kemper Horizon
10+ Portfolio       None         None         None          None        None

Kemper Horizon
5 Portfolio         None         None         None          None        None


Annual fund operating expenses: Expenses that are deducted from fund assets.

                  Investment      Distribution     Other     Total annual fund
                management fee    (12b-1) fees   expenses*  operating expenses
                --------------    ------------   ---------  ------------------
Kemper
Horizon 20+
Portfolio          0.57%              None        0.35%           0.92%

Kemper
Horizon 10+
Portfolio          0.57%              None        0.52%           1.09%

Kemper
Horizon 5
Portfolio          0.57%              None        0.58%           1.15%

*   "Other Expenses" are restated to reflect current shareholder servicing fees.

Example

Based on the figures above, this example is designed to help you compare the expenses of a fund to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Fees and expenses if you sold shares after:

                    1 Year        3 Years        5 Years        10 Years
                    ------        -------        -------        --------
 Kemper
 Horizon 20+
 Portfolio             $94           $293           $509         $1,131

 Kemper
 Horizon 10+
 Portfolio            $111           $347           $601         $1,329

 Kemper
 Horizon 5
 Portfolio            $117           $365           $633         $1,398

FINANCIAL HIGHLIGHTS

Kemper Horizon 20+ Portfolio



                                       Year ended July 31,         April 8
                              --------------------------------   to July 31,
CLASS I                          1999        1998       1997        1996
----------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                       $13.62       12.96       9.73       10.03
----------------------------------------------------------------------------
Income from investment
operations:
  Net investment income            .27         .17        .19         .07
----------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                      .46        1.09       3.17        (.37)
----------------------------------------------------------------------------
Total from investment
operations                         .73        1.26       3.36        (.30)
----------------------------------------------------------------------------
Less dividends
  Distribution from net
  investment income                .17         .12        .13          --
----------------------------------------------------------------------------
  Distribution from net
  realized gain                    .02         .48         --          --
----------------------------------------------------------------------------
Total dividends                    .19         .60        .13          --
----------------------------------------------------------------------------
Net asset value, end of
period                          $14.16       13.62      12.96        9.73
----------------------------------------------------------------------------
Total return (not annualized)    5.43%       10.29      34.84       (2.99)
----------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                          .84%         .85       1.04         .73
----------------------------------------------------------------------------
Net investment income            2.01%        1.64       1.73        2.32
----------------------------------------------------------------------------





                                                                  Dec. 29,
                                     Year ended July 31,           1995 to
                              ------------------------------      July 31,
                                 1999        1998       1997        1996
----------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period
(in thousands)                $136,971      110,076     62,673      18,251
----------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                       72%          44        130         122
----------------------------------------------------------------------------

Kemper Horizon 10+ Portfolio



                                       Year ended July 31,           April 8
                              -----------------------------------  to July 31,
CLASS I                          1999        1998       1997          1996
----------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                       $12.46       11.97       9.57        9.83
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income            .36         .35        .26         .09
----------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                      .36         .84       2.40        (.26)
----------------------------------------------------------------------------
Total from investment
operations                         .72        1.19       2.66        (.17)
----------------------------------------------------------------------------
Less dividends
  Distribution from net
  investment income                .31         .29        .26         .09
----------------------------------------------------------------------------
  Distribution from net
  realized gain                    .11         .41         --          --
----------------------------------------------------------------------------
Total dividends                    .42         .70        .26         .09
----------------------------------------------------------------------------
Net asset value, end of
period                          $12.76       12.46      11.97        9.57
----------------------------------------------------------------------------
Total return (not annualized)    5.86%       10.47      28.09       (1.74)
----------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                         1.07%         .99       1.06         .73
----------------------------------------------------------------------------
Net investment income            3.10%        2.75       2.81        3.21
----------------------------------------------------------------------------


                                                                  Dec. 29,
                                     Year ended July 31,           1995 to
                              ------------------------------      July 31,
                                 1999        1998       1997        1996
----------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period
(in thousands)                 $138,110    111,687     63,400      18,912
----------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                       64%          37        126          87
----------------------------------------------------------------------------

Kemper Horizon 5 Portfolio

                                       Year ended July 31,           April 8
                              -----------------------------------  to July 31,
CLASS I                          1999        1998       1997          1996
----------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
of period                       $11.28       11.06       9.58        9.69
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income            .41         .41        .32         .08
----------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                      .18         .47       1.49        (.11)
----------------------------------------------------------------------------
Total from investment
operations                         .59         .88       1.81        (.03)
----------------------------------------------------------------------------
Less dividends
  Distribution from net
  investment income                .44         .39        .33         .08
----------------------------------------------------------------------------
  Distribution from net
  realized gain                    .12         .27         --          --
----------------------------------------------------------------------------
Total dividends                    .56         .66        .33         .08
----------------------------------------------------------------------------
Net asset value, end of
period                          $11.31       11.28      11.06        9.58
----------------------------------------------------------------------------
Total return (not annualized)    5.47%        8.29      19.27        (.31)
----------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                         1.13%        1.03       1.20         .73
----------------------------------------------------------------------------
Net investment income            3.75%        3.89       3.61        4.11
----------------------------------------------------------------------------


                                                                  Dec. 29,
                                     Year ended July 31,           1995 to
                              ------------------------------      July 31,
                                 1999        1998       1997        1996
----------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period
(in thousands)                  $59,953     55,335     30,700      10,831
----------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                       58%          43        150          57
----------------------------------------------------------------------------

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.





December 1, 1999
KHF-1I